Debt (Revolving Credit Facility) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	May 05, 2019
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Extension term	1 year
Maximum borrowing capacity	$ 2,000,000,000.0	$ 1,800,000,000	$ 2,000,000,000.0
Outstanding borrowings under the revolving credit facility	0	0
Line of credit facility, draws during period	0	$ 0
Revolving Credit Facility, Tranche One [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,000,000,000.0
Term of Issuance	3 years
Revolving Credit Facility, Tranche Two [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,000,000,000.0
Term of Issuance	5 years
Revolving Credit Facility, Accordion Feature [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 500,000,000